Pioneer Diversified
High Income Trust

Schedule of Investments | July 31, 2019

Ticker Symbol: HNW

Schedule of Investments | 7/31/19 (unaudited) (continued)

	Shares		Value
		UNAFFILIATED ISSUERS - 144.1%
		COMMON STOCKS - 0.1% of Net Assets
		Health Care Technology - 0.0%†
	69,875^(a)	Medical Card System, Inc.	$699
		Total Health Care Technology	$699
		Household Durables - 0.0%†
	89,094(a)	Desarrolladora Homex SAB de CV	$391
		Total Household Durables	$391
		Oil, Gas & Consumable Fuels - 0.0%†
	17,883^(a)	PetroQuest Energy, Inc.	$69,296
		Total Oil, Gas & Consumable Fuels	$69,296
		Specialty Retail - 0.1%
	42,088^(a)	Targus Cayman SubCo., Ltd.	$87,543
		Total Specialty Retail	$87,543
		TOTAL COMMON STOCKS
		(Cost $161,200)	$157,929
		CONVERTIBLE PREFERRED STOCK - 0.8% of Net Assets
		Banks - 0.8%
	770(b)	Bank of America Corp., 7.25%	$1,091,429
		Total Banks	$1,091,429
		TOTAL CONVERTIBLE PREFERRED STOCK
		(Cost $739,352)	$1,091,429
		PREFERRED STOCKS - 1.3% of Net Assets
		Banks - 0.8%
	40,675(c)	GMAC Capital Trust I, 8.303% (3 Month USD LIBOR + 579 bps), 2/15/40	$1,072,193
		Total Banks	$1,072,193
		Chemicals - 0.0%†
	455,230^(a)	Pinnacle Agriculture	$4,552
		Total Chemicals	$4,552
		Diversified Financial Services - 0.4%
	500(b)(c)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$520,000
		Total Diversified Financial Services	$520,000
		Internet - 0.1%
	59,182(a)	MYT Holding Co., 10.0%, 6/7/29 (144A)	$56,519
		Total Internet	$56,519
		TOTAL PREFERRED STOCKS
		(Cost $1,918,624)	$1,653,264
	Principal Amount USD ($)		Value
		ASSET BACKED SECURITIES - 0.5% of Net Assets
	290,000(c)	GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)	$173,408
	500,000	VB-S1 Issuer LLC, Series 2016-1A, Class F, 6.901%, 6/15/46 (144A)	517,834
		TOTAL ASSET BACKED SECURITIES
		(Cost $780,807)	$691,242
		COLLATERALIZED MORTGAGE OBLIGATIONS - 2.7% of Net Assets
	330,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA1, Class B2, 14.516% (1 Month USD LIBOR + 1,225 bps), 2/25/49 (144A)	$401,078
	250,000(d)	Freddie Mac Stacr Trust, Series 2019-HQA2, Class B2, 13.516% (1 Month USD LIBOR + 1,125 bps), 4/25/49 (144A)	289,250
	1,000,000(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.6%, 10/25/27 (144A)	946,072
	31,702	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	21,324
	500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.168%, 4/15/46	451,229
	750,000(d)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 6.325% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	749,997
	1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.0%, 5/15/48 (144A)	770,793
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $3,570,978)	$3,629,743
		COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9% of Net Assets
	70,330(c)	COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class C, 5.614%, 5/15/46	$73,973
	250,000(c)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class D, 4.744%, 8/15/47 (144A)	242,118
	264,175(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	267,184
	250,000	Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class D, 3.0%, 8/15/49 (144A)	209,345
	400,000(c)	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.23%, 6/15/44 (144A)	397,267
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
		(Cost $1,145,796)	$1,189,887
		CONVERTIBLE CORPORATE BOND - 1.4% of Net Assets
		Chemicals - 1.4%
	1,900,000(e)	Hercules LLC, 6.5%, 6/30/29	$1,914,250
		Total Chemicals	$1,914,250
		TOTAL CONVERTIBLE CORPORATE BOND
		(Cost $1,303,309)	$1,914,250
		CORPORATE BONDS - 78.4% of Net Assets
		Advertising - 1.0%
	1,448,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$1,306,820
		Total Advertising	$1,306,820
	Principal Amount USD ($)		Value
		Aerospace & Defense - 1.0%
	392,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	$398,615
	902,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	913,275
		Total Aerospace & Defense	$1,311,890
		Agriculture - 0.1%
	444,769	Pinnacle Operating Corp., 9.0%, 5/15/23 (144A)	$144,550
		Total Agriculture	$144,550
		Airlines - 0.8%
	300,000	Latam Finance, Ltd., 6.875%, 4/11/24 (144A)	$314,628
	785,000	Latam Finance, Ltd., 7.0%, 3/1/26 (144A)	831,119
		Total Airlines	$1,145,747
		Auto Parts & Equipment - 0.8%
EUR	395,000(f)	IHO Verwaltungs GmbH, 3.75% (4.5% PIK 0.0% cash), 9/15/26 (144A)	$440,277
	712,000	Titan International, Inc., 6.5%, 11/30/23	621,220
		Total Auto Parts & Equipment	$1,061,497
		Banks - 6.1%
	200,000	Access Bank Plc, 10.5%, 10/19/21 (144A)	$224,000
	300,000(c)	Banco de Galicia y Buenos Aires SAU, 8.25% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	291,000
	1,000,000(b)(c)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	1,018,750
	1,453,000(b)(c)	BNP Paribas SA, 6.625% (5 Year USD Swap Rate + 415 bps) (144A)	1,514,752
	480,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	417,600
	1,310,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	1,142,975
	240,000(b)(c)	Goldman Sachs Capital II, 4.0% (3 Month USD LIBOR + 77 bps)	196,058
	350,000(b)(c)	ING Groep NV, 6.5% (5 Year USD Swap Rate + 445 bps)	366,450
	225,000(b)(c)	Intesa Sanpaolo S.p.A., 7.7% (5 Year USD Swap Rate + 546 bps) (144A)	224,156
IDR	812,959,000^	PT Bakrie & Brothers Tbk, 0.0%, 12/22/22	5,800
	250,000(b)(c)	Royal Bank of Scotland Group Plc, 8.0% (5 Year USD Swap Rate + 572 bps)	267,812
	400,000(b)(c)	Royal Bank of Scotland Group Plc, 8.625% (5 Year USD Swap Rate + 760 bps)	425,500
	200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	209,579
	460,000(b)(c)	Societe Generale SA, 7.375% (5 Year USD Swap Rate + 624 bps) (144A)	478,975
	344,000(c)	Turkiye Vakiflar Bankasi TAO, 8.0% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	292,744
	750,000	UBS AG, 7.625%, 8/17/22	839,948
	450,000	Vnesheconombank Via VEB Finance Plc, 6.902%, 7/9/20 (144A)	465,228
		Total Banks	$8,381,327
		Building Materials - 0.3%
	215,000	Cemex SAB de CV, 7.75%, 4/16/26 (144A)	$232,469
	186,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	196,695
		Total Building Materials	$429,164
		Chemicals - 1.5%
	55,000	Blue Cube Spinco LLC, 9.75%, 10/15/23	$60,500
	55,000	Blue Cube Spinco LLC, 10.0%, 10/15/25	61,944
	200,000	CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (144A)	208,000
	692,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	685,080
	375,000	Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.0%, 4/15/25 (144A)	380,625
	300,000	LYB Finance Co. BV, 8.1%, 3/15/27 (144A)	380,791
	336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	318,360
		Total Chemicals	$2,095,300
		Coal - 0.4%
	497,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$492,626
		Total Coal	$492,626
		Commercial Services - 1.5%
	508,000	Hertz Corp., 7.125%, 8/1/26 (144A)	$518,820
EUR	385,000	House of Finance NV, 4.375%, 7/15/26 (144A)	436,966
MXN	4,500,000	Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)	231,600
	455,000	Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)	370,825
	411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	438,138
		Total Commercial Services	$1,996,349
		Computers - 0.1%
	130,000	Dell International LLC/EMC Corp., 7.125%, 6/15/24 (144A)	$137,476
		Total Computers	$137,476
		Diversified Finance Services - 10.5%
	588,000	Avation Capital SA, 6.5%, 5/15/21 (144A)	$604,170
	600,000	Credito Real SAB de CV SOFOM ER, 7.25%, 7/20/23 (144A)	629,250
	880,000	Financiera Independencia SAB de CV SOFOM ENR, 8.0%, 7/19/24 (144A)	833,809
	6,000,000(g)	Fixed Income Trust, 7.697%, 10/15/97 (144A)	8,537,274
	500,000	Mongolian Mortgage Corp. Hfc LLC, 9.75%, 1/29/22 (144A)	507,582
	499,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	518,336
	175,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 7/1/21	174,496
	580,000	Nationstar Mortgage LLC/Nationstar Capital Corp., 6.5%, 6/1/22	577,100
	615,000	Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.375%, 12/15/22 (144A)	633,450
	75,000	Springleaf Finance Corp., 6.625%, 1/15/28	81,188
	1,174,000	Unifin Financiera SAB de CV SOFOM ENR, 8.375%, 1/27/28 (144A)	1,163,704
		Total Diversified Finance Services	$14,260,359
		Electric - 4.4%
	305,000(c)	AES Gener SA, 7.125% (5 Year USD Swap Rate + 464 bps), 3/26/79 (144A)	$329,400
	400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	464,400
	575,000	Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21	601,752
	Principal Amount USD ($)		Value
		Electric - (continued)
	460,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	$535,900
	1,275,000	Light Servicos de Eletricidade SA/Light Energia SA, 7.25%, 5/3/23 (144A)	1,367,437
	570,000	NRG Energy, Inc., 6.625%, 1/15/27	607,728
	320,000	NRG Energy, Inc., 7.25%, 5/15/26	345,478
	199,630	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	214,353
	347,064	Stoneway Capital Corp., 10.0%, 3/1/27 (144A)	320,601
	118,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	116,480
	633,000	Vistra Energy Corp., 8.0%, 1/15/25 (144A)	669,398
	357,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	376,635
		Total Electric	$5,949,562
		Energy-Alternate Sources - 1.2%
	585,000(g)	TerraForm Power Operating LLC, 6.625%, 6/15/25 (144A)	$617,175
	935,000	YPF Energia Electrica SA, 10.0%, 7/25/26 (144A)	932,663
		Total Energy-Alternate Sources	$1,549,838
		Engineering & Construction - 0.5%
	200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$210,500
	455,000	Tutor Perini Corp., 6.875%, 5/1/25 (144A)	446,469
		Total Engineering & Construction	$656,969
		Entertainment - 2.9%
	250,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/25 (144A)	$249,450
	200,000	Cirsa Finance International S.a.r.l., 7.875%, 12/20/23 (144A)	211,106
	755,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	839,938
	305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	330,925
	100,000	Scientific Games International, Inc., 6.25%, 9/1/20	100,125
	1,574,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	1,684,621
	572,000	Scientific Games International, Inc., 10.0%, 12/1/22	596,321
		Total Entertainment	$4,012,486
		Environmental Control - 1.3%
	506,000	Covanta Holding Corp., 6.0%, 1/1/27	$522,445
	550,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	602,250
	731,000	Tervita Corp., 7.625%, 12/1/21 (144A)	745,620
		Total Environmental Control	$1,870,315
		Food - 3.3%
	150,000	Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, 7.5%, 3/15/26 (144A)	$165,281
	200,000	C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)	200,000
	445,000	FAGE International SA/FAGE USA Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	387,150
	655,000	JBS Investments GmbH, 7.25%, 4/3/24 (144A)	679,562
	975,000	Marfrig Holdings Europe BV, 8.0%, 6/8/23 (144A)	1,012,791
	700,000	Marfrig Holdings Europe BV, 11.25%, 9/20/21 (144A)	701,120
	580,000	Minerva Luxembourg SA, 6.5%, 9/20/26 (144A)	590,875
	652,000	Pilgrim’s Pride Corp., 5.875%, 9/30/27 (144A)	684,600
		Total Food	$4,421,379
		Forest Products & Paper - 0.9%
	390,000	Eldorado International Finance GmbH, 8.625%, 6/16/21 (144A)	$407,062
	754,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	770,965
		Total Forest Products & Paper	$1,178,027
		Healthcare-Services - 2.0%
	1,165,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$1,150,670
	638,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)	679,279
	946,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	934,175
		Total Healthcare-Services	$2,764,124
		Holding Companies-Diversified - 0.4%
	520,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$514,800
		Total Holding Companies-Diversified	$514,800
		Home Builders - 1.0%
	135,000	Beazer Homes USA, Inc., 8.75%, 3/15/22	$139,836
	350,000	Brookfield Residential Properties, Inc., 6.375%, 5/15/25 (144A)	354,375
	211,000	KB Home, 6.875%, 6/15/27	230,781
	250,000	KB Home, 7.0%, 12/15/21	268,750
	340,000	KB Home, 7.625%, 5/15/23	379,100
		Total Home Builders	$1,372,842
		Home Furnishings - 0.8%
EUR	930,000	International Design Group S.p.A., 6.5%, 11/15/25 (144A)	$1,045,127
		Total Home Furnishings	$1,045,127
		Internet - 1.4%
EUR	1,580,000	eDreams ODIGEO SA, 5.5%, 9/1/23 (144A)	$1,846,276
		Total Internet	$1,846,276
		Iron/Steel - 0.8%
	1,093,000	Metinvest BV, 7.75%, 4/23/23 (144A)	$1,142,732
		Total Iron/Steel	$1,142,732
		Leisure Time - 0.4%
	250,000	Silversea Cruise Finance, Ltd., 7.25%, 2/1/25 (144A)	$267,188
	245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	252,350
		Total Leisure Time	$519,538
	Principal Amount USD ($)		Value
		Media - 2.4%
	250,000	Altice Finco SA, 8.125%, 1/15/24 (144A)	$258,125
	607,000	Altice Luxembourg SA, 10.5%, 5/15/27 (144A)	642,661
	253,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	274,505
	315,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	329,962
	234,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26 (144A)	237,803
	515,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	526,266
	855,000	TEGNA, Inc., 6.375%, 10/15/23	877,572
		Total Media	$3,146,894
		Mining - 2.7%
	210,000	Alcoa Nederland Holding BV, 6.125%, 5/15/28 (144A)	$220,762
	330,000	Aleris International, Inc., 10.75%, 7/15/23 (144A)	341,550
	141,763(f)	Boart Longyear Management Pty, Ltd., 10.0% (12.0% PIK 10.0% cash), 12/31/22	127,586
	500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	472,500
	425,000	First Quantum Minerals, Ltd., 7.25%, 4/1/23 (144A)	420,750
	200,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	205,750
	589,000	Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)	610,363
	170,000	Joseph T Ryerson & Son, Inc., 11.0%, 5/15/22 (144A)	179,588
	615,000	Novelis Corp., 5.875%, 9/30/26 (144A)	637,294
	375,000	Vedanta Resources, Ltd., 6.375%, 7/30/22 (144A)	373,688
		Total Mining	$3,589,831
		Miscellaneous Manufacturers - 0.1%
	150,000	Koppers, Inc., 6.0%, 2/15/25 (144A)	$141,750
		Total Miscellaneous Manufacturers	$141,750
		Multi-National - 0.4%
	200,000	Banque Ouest Africaine de Developpement, 5.0%, 7/27/27 (144A)	$209,904
IDR	4,840,000,000	Inter-American Development Bank, 7.875%, 3/14/23	360,384
		Total Multi-National	$570,288
		Oil & Gas - 8.9%
	409,000	Centennial Resource Production LLC, 6.875%, 4/1/27 (144A)	$398,775
	660,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	645,150
	410,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	354,650
	740,000	Gulfport Energy Corp., 6.0%, 10/15/24	569,726
	450,000	Gulfport Energy Corp., 6.375%, 5/15/25	344,250
	1,745,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	1,470,162
	420,000	MEG Energy Corp., 6.5%, 1/15/25 (144A)	420,000
	603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	607,522
	703,504(f)	Northern Oil & Gas, Inc., 8.5% (1.0% PIK 8.5% cash), 5/15/23	721,092
	545,000	Nostrum Oil & Gas Finance BV, 8.0%, 7/25/22 (144A)	337,796
	450,000	Novatek OAO via Novatek Finance, DAC, 4.422%, 12/13/22 (144A)	464,862
	369,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	367,284
	200,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	207,560
	410,000	Petrobras Global Finance BV, 6.25%, 3/17/24	456,453
	160,754(f)	PetroQuest Energy, Inc., 10.0% (9.0% PIK 1.0% cash), 2/15/24	136,641
	707,000	SEPLAT Petroleum Development Co. Plc, 9.25%, 4/1/23 (144A)	752,955
	815,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	749,800
	860,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	808,400
	120,000	Transocean, Inc., 7.5%, 1/15/26 (144A)	113,700
	390,000	Trinidad Petroleum Holdings, Ltd., 9.75%, 8/14/19 (144A)	390,000
	480,000	Whiting Petroleum Corp., 5.75%, 3/15/21	480,600
	100,000	Whiting Petroleum Corp., 6.625%, 1/15/26	94,250
	150,000	WPX Energy, Inc., 8.25%, 8/1/23	168,750
	995,000	YPF SA, 6.95%, 7/21/27 (144A)	897,988
ARS	7,750,000	YPF SA, 16.5%, 5/9/22 (144A)	107,046
		Total Oil & Gas	$12,065,412
		Oil & Gas Services - 1.3%
	540,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.0%, 10/1/22	$547,425
	521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	548,352
	750,000	KCA Deutag UK Finance Plc, 9.625%, 4/1/23 (144A)	510,000
	170,000	SESI LLC, 7.75%, 9/15/24	102,000
		Total Oil & Gas Services	$1,707,777
		Packaging & Containers - 0.8%
	100,000(f)	ARD Finance SA, 7.125% (7.875% PIK 0.0% cash), 9/15/23	$103,000
	320,000	Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 7.25%, 5/15/24 (144A)	337,766
	630,000	Intertape Polymer Group, Inc., 7.0%, 10/15/26 (144A)	652,050
		Total Packaging & Containers	$1,092,816
		Pharmaceuticals - 2.5%
EUR	345,000	Bausch Health Cos., Inc., 4.5%, 5/15/23 (144A)	$386,657
EUR	450,000	Bausch Health Cos., Inc., 4.5%, 5/15/23	504,335
	205,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	206,476
	430,000	Bausch Health Cos., Inc., 7.0%, 3/15/24 (144A)	453,650
	547,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	566,829
	425,000	BioScrip, Inc., 8.875%, 2/15/21	432,437
	532,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 7/15/23 (144A)	337,820
	240,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.0%, 2/1/25 (144A)	144,000
	109,000	Horizon Pharma USA, Inc., 6.625%, 5/1/23	112,640
	70,000	Horizon Pharma USA, Inc., 8.75%, 11/1/24 (144A)	75,572
	Principal Amount USD ($)		Value
		Pharmaceuticals - (continued)
	255,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	$231,413
		Total Pharmaceuticals	$3,451,829
		Pipelines - 5.7%
	900,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$873,000
	184,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (144A)	184,920
	310,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/26 (144A)	309,613
	200,000	Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/24	227,504
	230,000	DCP Midstream Operating LP, 5.6%, 4/1/44	213,900
	555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	556,388
	450,000(d)	Energy Transfer Operating LP, 5.271% (3 Month USD LIBOR + 302 bps), 11/1/66	342,000
	118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	99,120
	344,000	EnLink Midstream Partners LP, 5.6%, 4/1/44	297,560
	950,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.75%, 8/1/22	966,511
	480,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	492,000
	197,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	197,493
	585,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	608,217
	935,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	958,375
	1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,366,499
		Total Pipelines	$7,693,100
		REITS - 1.0%
	1,404,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.0%, 4/15/23 (144A)	$1,339,065
		Total REITS	$1,339,065
		Retail - 1.3%
	575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$533,312
	495,000	Golden Nugget, Inc., 6.75%, 10/15/24 (144A)	509,543
	470,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	492,325
	290,000	Neiman Marcus Group, Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, 8.0%, 10/25/24 (144A)	123,250
		Total Retail	$1,658,430
		Semiconductors - 0.2%
	200,000	Micron Technology, Inc., 5.5%, 2/1/25	$205,482
		Total Semiconductors	$205,482
		Software - 0.7%
	348,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$318,420
	543,000	SS&C Technologies, Inc., 5.5%, 9/30/27 (144A)	564,720
		Total Software	$883,140
		Telecommunications - 4.7%
	271,000	Altice France SA, 6.25%, 5/15/24 (144A)	$279,807
	200,000	Altice France SA, 8.125%, 2/1/27 (144A)	217,750
	300,000	Cincinnati Bell, Inc., 7.0%, 7/15/24 (144A)	256,500
	325,000	Cincinnati Bell, Inc., 8.0%, 10/15/25 (144A)	270,563
	280,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	254,800
	115,000	Digicel Group One, Ltd., 8.25%, 12/30/22 (144A)	70,222
	110,000	Digicel Group Two, Ltd., 8.25%, 9/30/22 (144A)	22,000
	750,000	Digicel, Ltd., 6.75%, 3/1/23	359,070
	500,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	488,600
	1,165,000	Frontier Communications Corp., 8.75%, 4/15/22	704,825
	290,000	Frontier Communications Corp., 11.0%, 9/15/25	168,563
	200,000	Mobile Telesystems OJSC via MTS International Funding, Ltd., 5.0%, 5/30/23 (144A)	209,599
	340,000	Sprint Corp., 7.125%, 6/15/24	372,300
	485,000	Sprint Corp., 7.25%, 9/15/21	520,769
	850,000	Sprint Corp., 7.625%, 3/1/26	949,900
	1,300,000(h)	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	1,322,750
		Total Telecommunications	$6,468,018
		Transportation - 0.3%
	375,000	Navios South American Logistics, Inc./Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)	$368,550
		Total Transportation	$368,550
		TOTAL CORPORATE BONDS
		(Cost $100,836,529)	$105,989,502
		FOREIGN GOVERNMENT BONDS - 4.8% of Net Assets
		Angola - 0.4%
	448,000	Angolan Government International Bond, 8.25%, 5/9/28 (144A)	$476,302
		Total Angola	$476,302
		Argentina - 1.3%
	129,520	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	$127,189
	360,000	Provincia de Buenos Aires, 9.125%, 3/16/24 (144A)	302,403
	230,000	Provincia de Buenos Aires, 9.95%, 6/9/21 (144A)	204,585
	670,000	Provincia de Entre Rios Argentina, 8.75%, 2/8/25 (144A)	517,575
	785,000	Provincia del Chubut Argentina, 7.75%, 7/26/26 (144A)	674,119
		Total Argentina	$1,825,871
		Bahrain - 0.2%
	300,000	Bahrain Government International Bond, 7.0%, 10/12/28 (144A)	$339,000
		Total Bahrain	$339,000
		Egypt - 0.8%
EGP	4,350,000	Egypt Treasury Bills, 0.0%, 3/3/20	$238,071
	Principal Amount USD ($)		Value
		Egypt - (continued)
EGP	16,050,000	Egypt Treasury Bills, 18.06%, 2/4/20	$889,570
		Total Egypt	$1,127,641
		Kenya - 0.4%
	500,000	Kenya Government International Bond, 6.875%, 6/24/24 (144A)	$537,200
		Total Kenya	$537,200
		Mexico - 0.8%
MXN	970,000	Mexican Bonos, 7.75%, 11/13/42	$49,840
MXN	18,385,500	Mexican Bonos, 8.0%, 12/7/23	985,224
		Total Mexico	$1,035,064
		Turkey - 0.3%
	475,000	Turkey Government International Bond, 3.25%, 3/23/23	$438,857
		Total Turkey	$438,857
		Ukraine - 0.6%
	750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$832,167
		Total Ukraine	$832,167
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $6,546,288)	$6,612,102
		INSURANCE-LINKED SECURITIES - 24.0% of Net Assets(i)
		Catastrophe Linked Bonds - 9.5%
		Earthquakes - California - 0.6%
	500,000(d)	Ursa Re, 7.139% (3 Month U.S. Treasury Bill + 510 bps), 9/24/21 (144A)	$486,100
	400,000(d)	Ursa Re, 7.409% (3 Month U.S. Treasury Bill + 537 bps), 12/10/20 (144A)	395,280
			$881,380
		Earthquakes - Japan - 0.7%
	500,000(d)	Kizuna Re II, 4.546% (3 Month U.S. Treasury Bill + 250 bps), 4/11/23 (144A)	$493,650
	500,000(d)	Nakama Re, 4.029% (6 Month USD LIBOR + 220 bps), 10/13/21 (144A)	497,050
			$990,700
		Earthquakes - U.S. - 0.2%
	300,000(d)	Acorn Re, 4.872% (3 Month USD LIBOR + 275 bps), 11/10/21 (144A)	$296,700
		Earthquakes - U.S. Regional - 0.4%
	500,000(d)	Merna Re, 4.046% (3 Month U.S. Treasury Bill + 200 bps), 4/8/20 (144A)	$498,050
		Flood - U.S. - 0.2%
	250,000(d)	FloodSmart Re, 13.294% (3 Month U.S. Treasury Bill + 1,125 bps), 8/6/21 (144A)	$244,000
		Health - U.S. - 0.7%
	1,000,000(d)	Vitality Re VII, 4.686% (3 Month U.S. Treasury Bill + 265 bps), 1/7/20 (144A)	$1,001,500
		Multiperil - Europe - 0.4%
EUR	500,000+(d)	Lion II Re, 3.29% (3 Month EURIBOR + 329 bps), 7/15/21 (144A)	$553,000
		Multiperil - U.S. - 1.9%
	375,000(d)	Caelus Re V, 2.062% (1 Month U.S. Treasury Bill + 1 bps), 6/5/20 (144A)	$38
	400,000(d)	Caelus Re V, 2.557% (1 Month U.S. Treasury Bill + 50 bps), 6/5/20 (144A)	40
	250,000(d)	Caelus Re V, 9.877% (3 Month U.S. Treasury Bill + 782 bps), 6/7/21 (144A)	195,000
	500,000(d)	Kilimanjaro II Re, 9.823% (6 Month USD LIBOR + 791 bps), 4/20/21 (144A)	493,500
	500,000(d)	Kilimanjaro II Re, 11.403% (6 Month USD LIBOR + 1,061 bps), 4/20/21 (144A)	483,850
	750,000(d)	Northshore Re II, 9.576% (3 Month U.S. Treasury Bill + 753 bps), 7/6/20 (144A)	744,600
	250,000(d)	Residential Reinsurance 2018 Re, 13.044% (3 Month U.S. Treasury Bill + 1,100 bps), 12/6/22 (144A)	241,625
	500,000(d)	Spectrum Capital Re, 7.994% (6 Month USD LIBOR + 575 bps), 6/8/21 (144A)	483,850
			$2,642,503
		Multiperil - Worldwide - 0.9%
	250,000(d)	Galilei Re, 10.511% (6 Month USD LIBOR + 863 bps), 1/8/21 (144A)	$245,975
	250,000(d)	Galilei Re, 15.721% (6 Month USD LIBOR + 1,386 bps), 1/8/20 (144A)	247,000
	250,000(d)	Galilei Re, 15.741% (6 Month USD LIBOR + 1,386 bps), 1/8/21 (144A)	240,600
	500,000(d)	Galileo Re, 9.885% (3 Month USD LIBOR + 750 bps), 11/6/20 (144A)	495,300
			$1,228,875
		Pandemic - Worldwide - 0.3%
	300,000(d)	International Bank for Reconstruction & Development, 8.713% (6 Month USD LIBOR + 690 bps), 7/15/20 (144A)	$300,780
	300,000(d)	International Bank for Reconstruction & Development, 13.313% (6 Month USD LIBOR + 1,150 bps), 7/15/20 (144A)	81,000
			$381,780
		Wildfire - California - 0.0%†
	250,000(d)	Cal Phoenix Re, 9.835% (3 Month USD LIBOR + 750 bps), 8/13/21 (144A)	$5,000
		Windstorm - Florida - 1.3%
	750,000(d)	Integrity Re, 5.137% (6 Month USD LIBOR + 328 bps), 6/10/20 (144A)	$719,850
	500,000(d)	Integrity Re, 6.217% (6 Month USD LIBOR + 436 bps), 6/10/20 (144A)	494,550
	500,000(d)	Sanders Re, 5.442% (6 Month USD LIBOR + 314 bps), 6/5/20 (144A)	493,500
			$1,707,900
		Windstorm - Japan - 0.4%
	500,000(d)	Aozora Re, 4.343% (6 Month USD LIBOR + 229 bps), 4/7/20 (144A)	$493,000
		Windstorm - Massachusetts - 0.5%
	750,000(d)	Cranberry Re, 3.793% (6 Month USD LIBOR + 198 bps), 7/13/20 (144A)	$744,750
		Windstorm - Mexico - 0.4%
	250,000(d)	International Bank for Reconstruction & Development, 8.275% (6 Month USD LIBOR + 590 bps), 12/20/19 (144A)	$247,450
	Principal Amount USD ($)		Value
		Windstorm - Mexico - (continued)
	250,000(d)	International Bank for Reconstruction & Development, 11.675% (6 Month USD LIBOR + 930 bps), 12/20/19 (144A)	$243,950
			$491,400
		Windstorm - Texas - 0.4%
	500,000(d)	Alamo Re, 5.867% (3 Month U.S. Treasury Bill + 381 bps), 6/8/20 (144A)	$498,500
		Windstorm - U.S. Multistate - 0.2%
	750,000(d)	Citrus Re, 9.907% (3 Month U.S. Treasury Bill + 785 bps), 2/25/21 (144A)	$225,000
		Total Catastrophe Linked Bonds	$12,884,038
	Face Amount USD ($)		Value
		Collateralized Reinsurance - 4.8%
		Multiperil - Massachusetts - 0.3%
	416,087+(j)	Denning Re 2018, 7/15/19	$427,446
		Multiperil - U.S. - 0.6%
	250,000+(a)	Dingle Re 2019, 2/1/20	$236,065
	250,000+(a)(j)	Port Royal Re 2019, 5/31/20	245,427
	300,000+(a)(j)	Riviera Re 2019, 5/31/20	287,779
			$769,271
		Multiperil - U.S. Regional - 0.6%
	350,000+(a)(j)	Ailsa Re 2019, 6/30/20	$353,537
	250,000+(a)(j)	EC0012 Re, 9/15/19	249,750
	250,000+(a)	Ocean View Re 2019, 6/30/20	240,716
			$844,003
		Multiperil - Worldwide - 2.4%
	650,000+(a)(j)	Cypress Re 2017, 1/10/20	$11,830
	462,683+(j)	Dartmouth Re 2018, 1/15/20	250,034
	115,581+(a)(j)	Dartmouth Re 2019, 1/31/20	99,433
	389,876+(j)	Gloucester Re 2018, 1/15/20	169,596
	150,000+(a)	Gloucester Re 2019, 1/31/20	144,004
	368,836+(j)	Kilarney Re 2018, 4/15/20	186,188
	242,000+(a)	Limestone Re 2019-2, 10/1/23 (144A)	242,484
	350,000+(j)	Merion Re 2018, 12/31/21	22,225
	363,501+(a)(j)	Merion Re 2019-1, 12/31/22	326,601
	250,000+	Mid Ocean Re 2019, 7/31/20	231,200
	250,000+(a)(j)	Old Head Re 2019, 12/31/22	224,664
	333,342+(j)	Oyster Bay Re 2018, 1/15/20	302,541
	700,000+(a)	Resilience Re, 5/1/20	490
	567,400+(j)	Seminole Re 2018, 1/15/20	234,052
	142,857+(a)	Seminole Re 2019, 1/31/20	128,574
	250,000+(a)	Walton Health Re 2019, 6/30/20	194,770
	297,355+(a)(j)	Wentworth Re 2019-1, 12/31/22	277,712
	250,000+(a)	Wentworth Re 2019-2, 7/31/20	215,625
			$3,262,023
		Windstorm - Florida - 0.4%
	750,000+(a)(j)	Portrush Re 2017, 6/15/20	$497,175
		Windstorm - North Carolina - 0.2%
	250,000+(a)(j)	Lahinch Re 2019, 5/31/20	$247,958
		Windstorm - U.S. Regional - 0.3%
	250,000+(a)	Oakmont Re 2019, 4/30/20	$238,293
	250,000+(a)(j)	Resilience Re, 6/15/20	121,250
			$359,543
		Total Collateralized Reinsurance	$6,407,419
		Reinsurance Sidecars - 9.7%
		Multiperil - U.S. - 1.4%
	800,000+(a)(j)	Carnoustie Re 2015, 7/31/19	$2,560
	1,000,000+(a)(j)	Carnoustie Re 2016, 11/30/20	27,000
	1,000,000+(a)(j)	Carnoustie Re 2017, 11/30/21	254,200
	250,000+(a)(j)	Carnoustie Re 2018, 12/31/21	24,950
	400,000+(a)(j)	Castle Stuart Re 2018, 12/1/21	337,360
	1,000,000+(a)(l)	Harambee Re 2018, 12/31/21	166,000
	1,000,000+(a)(l)	Harambee Re 2019, 12/31/22	1,027,600
			$1,839,670
		Multiperil - U.S. Regional - 0.0%†
	250,000+(a)(j)	EC0009 Re, 12/31/20	$62,500
		Multiperil - Worldwide - 8.3%
	250,000+(a)(j)	Alturas Re 2019-2, 3/10/22	$256,000
	250,000+(a)(j)	Alturas Re 2019-3, 9/12/23	252,750
	500,000+(a)(j)	Bantry Re 2018, 12/31/21	30,700
	492,000+(a)(j)	Bantry Re 2019, 12/31/22	505,468
	1,579,039+(j)	Berwick Re 2018-1, 12/31/21	252,173
	1,215,671+(a)(j)	Berwick Re 2019-1, 12/31/22	1,267,017
	400,000+(a)(l)	Blue Lotus Re 2018, 12/31/21	431,760
	Principal Amount USD ($)		Value
		Multiperil - Worldwide - (continued)
	37,500+(a)	Eden Re II, 3/22/22 (144A)	$79,801
	712,500+(a)	Eden Re II, 3/22/23 (144A)	768,289
	12,500+(a)	Eden Re II, 3/22/22 (144A)	29,789
	2,400,000+(j)	Gleneagles Re 2016, 11/30/20	74,880
	1,500,000+(a)(j)	Gleneagles Re 2017, 11/30/21	300,450
	250,000+(a)(j)	Gleneagles Re 2018, 12/31/21	29,575
	221,708+(a)(j)	Gleneagles Re 2019, 12/31/22	230,429
	1,059,157+(j)	Gullane Re 2018, 12/31/21	1,006,305
	8,000+(a)(j)	Limestone Re 2018, 3/1/22	30,178
	1,000,000+(a)(l)	Lorenz Re 2017, 3/31/20	17,100
	750,000+(a)(l)	Lorenz Re 2018, 7/1/21	154,575
	498,977+(a)(l)	Lorenz Re 2019, 6/30/22	508,058
	500,000+(a)(j)	Merion Re 2018-2, 12/31/21	509,847
	250,000+(a)(l)	NCM Re 2018, 12/31/21	70,125
	103,281+(a)(l)	NCM Re 2019, 12/31/22	109,715
	3,000,000+(j)	Pangaea Re 2015-1, 2/1/20	3,900
	2,000,000+(j)	Pangaea Re 2016-1, 11/30/20	6,600
	2,000,000+(j)	Pangaea Re 2017-1, 11/30/21	32,200
	1,000,000+(a)(j)	Pangaea Re 2018-1, 12/31/21	58,800
	1,000,000+(a)(j)	Pangaea Re 2018-3, 7/1/22	49,600
	819,247+(a)(j)	Pangaea Re 2019-1, 2/1/23	841,121
	735,313+(a)	Pangaea Re 2019-3, 7/1/23	754,946
	500,000+(a)	Sector Re V, Series 9, Class A, 3/1/24 (144A)	519,865
	1,000,000+(a)	Silverton Re 2017, 9/16/19 (144A)	12,200
	1,000,000+(a)(j)	St. Andrews Re 2017-1, 2/1/20	67,800
	500,000+(a)(l)	Thopas Re 2018, 12/31/21	50,600
	313,499+(a)(l)	Thopas Re 2019, 12/31/22	330,961
	500,000+(a)(j)	Versutus Re 2018, 12/31/21	1,400
	441,274+(a)(j)	Versutus Re 2019-A, 12/31/21	463,426
	58,727+(a)(j)	Versutus Re 2019-B, 12/31/21	61,675
	500,000+(a)(l)	Viribus Re 2018, 12/31/21	119,200
	212,306+(a)(l)	Viribus Re 2019, 12/31/22	230,118
	507,289+(j)	Woburn Re 2018, 12/31/21	215,598
	499,829+(a)(j)	Woburn Re 2019, 12/31/22	522,425
			$11,257,419
		Total Reinsurance Sidecars	$13,159,589
		TOTAL INSURANCE-LINKED SECURITIES
		(Cost $35,718,460)	$32,451,046
	Principal Amount USD ($)		Value
		SENIOR SECURED FLOATING RATE LOAN INTERESTS - 29.1% of Net Assets*(d)
		Aerospace & Defense - 1.1%
	500,000	Jazz Acquisition, Inc., First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/19/26	$500,625
	486,250	MACOM Technology Solutions Holdings, Inc. (fka M/A-COM Technology Solutions Holdings, Inc.), Initial Term Loan, 4.484% (LIBOR + 225 bps), 5/17/24	438,436
	490,000	Peraton Corp. (fka MHVC Acquisition Corp.), First Lien Initial Term Loan, 7.49% (LIBOR + 525 bps), 4/29/24	488,775
		Total Aerospace & Defense	$1,427,836
		Automobile - 2.2%
	189,308	American Axle & Manufacturing, Inc., Tranche B Term Loan, 4.522% (LIBOR + 225 bps), 4/6/24	$186,320
	458,096	Commercial Vehicle Group, Inc. (CVG), Initial Term Loan, 8.234% (LIBOR + 600 bps), 4/12/23	460,387
	453,663	CWGS Group LLC (aka Camping World, Inc.), Term Loan, 5.152% (LIBOR + 275 bps), 11/8/23	426,160
	500,000	Drive Chassis Holdco LLC, Second Lien Term B Loan, 10.588% (LIBOR + 825 bps), 4/10/26	481,250
	377,427	Navistar, Inc., Tranche B Term Loan, 5.83% (LIBOR + 500 bps), 11/6/24	378,227
	389,893	Thor Industries, Inc., Initial USD Term Loan, 6.188% (LIBOR + 375 bps), 2/1/26	386,238
	134,158	TI Group Automotive Systems LLC, Initial US Term Loan, 4.734% (LIBOR + 250 bps), 6/30/22	133,990
	545,691	Tower Automotive Holdings USA LLC, Initial Term Loan, 5.125% (LIBOR + 275 bps), 3/7/24	547,396
		Total Automobile	$2,999,968
		Beverage, Food & Tobacco - 0.4%
	490,762	Chobani LLC (Chobani Idaho LLC), First Lien New Term Loan, 5.734% (LIBOR + 350 bps), 10/10/23	$487,081
		Total Beverage, Food & Tobacco	$487,081
		Broadcasting & Entertainment - 0.5%
	521,913	Creative Artists Agency LLC, Refinancing Term Loan, 5.234% (LIBOR + 300 bps), 2/15/24	$523,951
	213,265	MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 8.07% (LIBOR + 575 bps), 8/13/21	212,554
		Total Broadcasting & Entertainment	$736,505
		Building Materials - 0.3%
	392,000	WKI Holding Co., Inc. (aka World Kitchen), Initial Term Loan, 6.319% (LIBOR + 400 bps), 5/1/24	$392,490
		Total Building Materials	$392,490
		Buildings & Real Estate - 1.2%
	493,750	Beacon Roofing Supply, Inc., Initial Term Loan, 4.619% (LIBOR + 225 bps), 1/2/25	$492,276
	295,252	Builders FirstSource, Inc., Refinancing Term Loan, 5.33% (LIBOR + 300 bps), 2/29/24	295,406
	482,616	Uniti Group, Inc., Shortfall Term Loan, 7.234% (LIBOR + 500 bps), 10/24/22	470,701
	Principal Amount USD ($)		Value
		Buildings & Real Estate - (continued)
	407,074	WireCo WorldGroup, Inc., (WireCo WorldGroup Finance LP), First Lien Initial Term Loan, 7.234% (LIBOR + 500 bps), 9/29/23	$408,091
		Total Buildings & Real Estate	$1,666,474
		Chemicals, Plastics & Rubber - 1.5%
	287,117	Chemours Co., Tranche B-2 US Dollar Term Loan, 3.99% (LIBOR + 175 bps), 4/3/25	$273,296
	559,133	Omnova Solutions, Inc., Term B-2 Loan, 5.484% (LIBOR + 325 bps), 8/25/23	561,230
	366,686	Tata Chemicals North America, Term Loan, 5.125% (LIBOR + 275 bps), 8/7/20	367,145
	380,139	Tronox Finance LLC, First Lien Initial Dollar Term Loan, 5.272% (LIBOR + 300 bps), 9/23/24	378,040
	589,538	Twist Beauty International Holdings SA, Facility B2, 5.524% (LIBOR + 300 bps), 4/22/24	577,992
		Total Chemicals, Plastics & Rubber	$2,157,703
		Computers & Electronics - 1.1%
	246,875	Chloe OX Parent LLC, Initial Term Loan, 6.83% (LIBOR + 450 bps), 12/23/24	$246,669
	178,259	Energy Acquisition LP (aka Electrical Components International), First Lien Initial Term Loan, 6.58% (LIBOR + 425 bps), 6/26/25	173,803
	300,000	Natel Engineering Co., Inc., Initial Term Loan, 7.241% (LIBOR + 425 bps), 4/30/26	299,625
	785,960	Ultra Clean Holdings, Inc., Term B Loan, 6.734% (LIBOR + 450 bps), 8/27/25	770,240
		Total Computers & Electronics	$1,490,337
		Diversified & Conglomerate Manufacturing - 0.4%
	99,000	Pelican Products, Inc., First Lien Term Loan, 5.879% (LIBOR + 350 bps), 5/1/25	$97,763
	500,000	STG-Fairway Acquisitions, Inc. (aka First Advantage), First Lien Term Loan, 7.484% (LIBOR + 525 bps), 6/30/22	501,875
		Total Diversified & Conglomerate Manufacturing	$599,638
		Diversified & Conglomerate Service - 2.5%
	485,549(m)	Albany Molecular Research, Inc., First Lien Initial Term Loan, 8/30/24	$480,491
	304,820	Allied Universal Holdco LLC (fka USAGM Holdco LLC) Initial Term Loan, 6.507% (LIBOR + 425 bps), 7/10/26	305,455
	243,181	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.984% (LIBOR + 375 bps), 8/16/23	244,397
	199,914	Change Healthcare Holdings, Inc. (fka Emdeon, Inc.), Closing Date Term Loan, 4.734% (LIBOR + 250 bps), 3/1/24	199,774
	735,000	Constellis Holdings LLC, First Lien Term B Loan, 7.256% (LIBOR + 500 bps), 4/21/24	569,625
	563,918	DTI Holdco, Inc., Replacement B-1 Term Loan, 7.006% (LIBOR + 475 bps), 9/29/23	518,804
	3,000	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term C Loan, 6.49% (LIBOR + 425 bps), 3/9/26	3,020
	54,863	National Mentor Holdings, Inc. (aka Civitas Solutions, Inc.), First Lien Initial Term Loan, 6.49% (LIBOR + 500 bps), 3/9/26	55,231
	97,271	NVA Holdings, Inc., First Lien Term B3 Loan, 4.984% (LIBOR + 275 bps), 2/2/25	97,292
	245,000	Tempo Acquisition LLC, Initial Term Loan, 5.234% (LIBOR + 300 bps), 5/1/24	245,689
	223,585	Trico Group LLC, First Lien Tranche B-2 Term Loan, 9.33% (LIBOR + 700 bps), 2/2/24	215,760
	507,289	West Corp., Incremental Term B-1 Loan, 6.022% (LIBOR + 350 bps), 10/10/24	469,876
		Total Diversified & Conglomerate Service	$3,405,414
		Diversified Natural Resources & Precious Metals - 0.1%
	105,426	84 Lumber Co., Term B-1 Loan, 7.516% (LIBOR + 525 bps), 10/25/23	$105,953
		Total Diversified Natural Resources & Precious Metals	$105,953
		Electric & Electrical - 0.0%†
	91,760	Rackspace Hosting, Inc., First Lien Term B Loan, 5.576% (LIBOR + 300 bps), 11/3/23	$85,468
		Total Electric & Electrical	$85,468
		Electronics - 0.5%
	194,975	nThrive, Inc. (fka Precyse Acquisition Corp.), Additional Term B-2 Loan, 6.734% (LIBOR + 450 bps), 10/20/22	$183,276
	549,443	Scientific Games International, Inc., Initial Term B-5 Loan, 4.984% (LIBOR + 275 bps), 8/14/24	547,611
		Total Electronics	$730,887
		Farming & Agriculture - 0.3%
	447,697	Dole Food Co., Inc., Tranche B Term Loan, 5.005% (LIBOR + 275 bps), 4/6/24	$444,199
		Total Farming & Agriculture	$444,199
		Healthcare & Pharmaceuticals - 1.5%
	343,875	Alphabet Holding Co., Inc. (aka Nature’s Bounty), First Lien Initial Term Loan, 5.734% (LIBOR + 350 bps), 9/26/24	$325,478
	229,883	Gentiva Health Services, Inc., First Lien Closing Date Initial Term Loan, 6.0% (LIBOR + 375 bps), 7/2/25	231,102
	336,875	HC Group Holdings III, Inc., First Lien Refinancing Term Loan, 5.984% (LIBOR + 375 bps), 4/7/22	336,664
	328,475	NMN Holdings III Corp., First Lien Closing Date Term Loan, 5.984% (LIBOR + 375 bps), 11/13/25	327,859
	398,817	Prospect Medical Holdings, Inc., Term B-1 Loan, 7.875% (LIBOR + 550 bps), 2/22/24	398,563
	488,750	Sterigenics-Nordion Holdings LLC, Incremental Term Loan, 5.234% (LIBOR + 300 bps), 5/15/22	484,270
		Total Healthcare & Pharmaceuticals	$2,103,936
		Healthcare, Education & Childcare - 1.8%
	223,827	Bausch Health Co., Inc. (fka Valeant Pharmaceuticals International, Inc.), Initial Term Loan, 5.379% (LIBOR + 300 bps), 6/2/25	$224,456
	722,211	KUEHG Corp. (fka KC MergerSub, Inc.) (aka KinderCare), Term B-3 Loan, 6.08% (LIBOR + 375 bps), 2/21/25	723,385
	915,796	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.769% (LIBOR + 450 bps), 11/16/25	921,377
	500,000	U.S. Renal Care, Inc., Initial Term Loan, 7.25% (LIBOR + 500 bps), 6/26/26	491,250
		Total Healthcare, Education & Childcare	$2,360,468
	Principal Amount USD ($)		Value
		Hotel, Gaming & Leisure - 0.7%
	164,957	Eldorado Resorts, Inc., Term Loan, 4.577% (LIBOR + 225 bps), 4/17/24	$164,888
	226,464	Golden Nugget, Inc. (aka Landry’s, Inc.), Initial Term Loan B, 5.02% (LIBOR + 275 bps), 10/4/23	227,213
	503,731	LTI Holdings, Inc., First Lien Initial Term Loan, 5.734% (LIBOR + 350 bps), 9/6/25	482,952
		Total Hotel, Gaming & Leisure	$875,053
		Insurance - 1.7%
	161,913	Alliant Holdings Intermediate LLC, Initial Term Loan, 5.269% (LIBOR + 300 bps), 5/9/25	$159,751
	101,554	Asurion LLC (fka Asurion Corp.), New B-7 Term Loan, 5.234% (LIBOR + 300 bps), 11/3/24	101,919
	325,000	Asurion LLC (fka Asurion Corp.), Second Lien Replacement B-2 Term Loan, 8.734% (LIBOR + 650 bps), 8/4/25	331,094
	490,116	Confie Seguros Holding II Co., Term B Loan, 7.08% (LIBOR + 475 bps), 4/19/22	481,947
	482,642	Integro Parent, Inc., First Lien Initial Term Loan, 8.243% (LIBOR + 575 bps), 10/31/22	472,990
	332,401^	Medical Card System, Inc., Term Loan, 7.5% (LIBOR + 650 bps), 9/2/19	216,061
	491,250	USI, Inc. (fka Compass Investors, Inc.), 2017 New Term Loan, 5.33% (LIBOR + 300 bps), 5/16/24	485,314
		Total Insurance	$2,249,076
		Leisure & Entertainment - 0.3%
	362,143	Fitness International LLC, Term B Loan, 5.484% (LIBOR + 325 bps), 4/18/25	$361,313
		Total Leisure & Entertainment	$361,313
		Machinery - 0.7%
	185,287	Blount International, Inc., New Refinancing Term Loan, 5.946% (LIBOR + 375 bps), 4/12/23	$185,595
	176,000	CTC AcquiCo GmbH, Facility B2, 5.272% (LIBOR + 275 bps), 3/7/25	172,700
	165,432	NN, Inc., Tranche B Term Loan, 5.984% (LIBOR + 375 bps), 10/19/22	163,157
	492,713	Shape Technologies Group, Inc., Initial Term Loan, 5.259% (LIBOR + 300 bps), 4/21/25	472,081
		Total Machinery	$993,533
		Media - 0.0%†
	995	CSC Holdings LLC (fka CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 4.575% (LIBOR + 225 bps), 7/17/25	$988
	626	CSC Holdings, LLC (fka CSC Holdings Inc. (Cablevision)), October 2018 Incremental Term Loan, 4.575% (LIBOR + 225 bps), 1/15/26	620
		Total Media	$1,608
		Metals & Mining - 0.6%
	757,350	Aleris International, Inc., Initial Term Loan, 6.984% (LIBOR + 475 bps), 2/27/23	$760,190
		Total Metals & Mining	$760,190
		Oil & Gas - 2.2%
	800,000	BCP Raptor II LLC, Initial Term Loan, 6.984% (LIBOR + 475 bps), 11/3/25	$748,000
	250,000	California Resources Corp., Term Loan, 12.616% (LIBOR + 1,038 bps), 12/31/21	253,542
	625,000	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.984% (LIBOR + 675 bps), 10/29/25	531,250
	643,586	Gulf Finance LLC, Tranche B Term Loan, 7.618% (LIBOR + 525 bps), 8/25/23	520,769
	428,083	Summit Midstream Partners Holdings LLC, Term Loan Credit Facility, 8.234% (LIBOR + 600 bps), 5/13/22	422,732
	446,625	Traverse Midstream Partners LLC, Advance Term Loan, 6.26% (LIBOR + 400 bps), 9/27/24	437,506
		Total Oil & Gas	$2,913,799
		Personal, Food & Miscellaneous Services - 1.1%
	500,000(m)	BioScrip, Inc., Cov-Lite Term Loan, 5/22/26	$498,750
	145,358	Parfums Holding Co., Inc., First Lien Initial Term Loan, 6.772% (LIBOR + 425 bps), 6/30/24	144,812
	108,237	Prime Security Services Borrower LLC (aka Protection 1 Security Solutions), First Lien December 2018 Incremental Term B-1 Loan, 4.984% (LIBOR + 275 bps), 5/2/22	108,291
	756,499	Revlon Consumer Products Corp., Initial Term B Loan, 6.022% (LIBOR + 350 bps), 9/7/23	641,133
		Total Personal, Food & Miscellaneous Services	$1,392,986
		Printing & Publishing - 0.3%
	405,684	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-1 Loan, 5.234% (LIBOR + 300 bps), 11/8/24	$407,544
		Total Printing & Publishing	$407,544
		Retail - 1.8%
	343,875	Bass Pro Group LLC, Initial Term Loan, 7.234% (LIBOR + 500 bps), 9/25/24	$326,251
	478,803	Global Appliance, Inc. (aka SharkNinja Operating LLC), Tranche B Term Loan, 6.24% (LIBOR + 400 bps), 9/29/24	477,905
	948,652	Neiman Marcus Group, Ltd. LLC, Cash Pay Extended Term Loan, 8.38% (LIBOR + 600 bps), 10/25/23	816,078
	127,454	PetSmart, Inc., Amended Term Loan, 6.38% (LIBOR + 400 bps), 3/11/22	125,347
	746,250	United Natural Foods, Inc., Initial Term Loan, 6.484% (LIBOR + 425 bps), 10/22/25	630,270
		Total Retail	$2,375,851
		Securities & Trusts - 0.4%
	498,750	KSBR Holding Corp., Initial Term Loan, 6.814% (LIBOR + 450 bps), 4/15/26	$504,361
		Total Securities & Trusts	$504,361
		Telecommunications - 1.8%
	738,750	CenturyLink, Inc., Initial Term B Loan, 4.984% (LIBOR + 275 bps), 1/31/25	$734,964
	938,000	Commscope, Inc., Initial Term Loan, 5.484% (LIBOR + 325 bps), 4/6/26	940,779
	486,811	Level 3 Financing, Inc., Tranche B 2024 Term Loan, 4.484% (LIBOR + 225 bps), 2/22/24	487,800
	342,125	Sprint Communications, Inc., Initial Term Loan, 4.75% (LIBOR + 250 bps), 2/2/24	341,552
		Total Telecommunications	$2,505,095
		Textile & Apparel - 0.4%
	500,000	Adient US LLC, Initial Term Loan, 6.87% (LIBOR + 425 bps), 5/6/24	$500,000
		Total Textile & Apparel	$500,000
	Principal Amount USD ($)		Value
		Transport - 0.2%
	332,838	Navios Maritime Partners LP (Navios Partners Finance (US), Inc.), Initial Term Loan, 7.44% (LIBOR + 350 bps), 9/14/20	$331,590
		Total Transport	$331,590
		Transportation - 1.0%
	74,790	DynCorp International, Inc., Term Loan B2, 0.0% (LIBOR + 600 bps), 7/7/20	$74,697
	323,375	Envision Healthcare Corp., Initial Term Loan, 5.984% (LIBOR + 375 bps), 10/10/25	278,608
	400,000	Travelport Finance (Luxembourg) S.à.r.l., Initial Term Loan, 7.541% (LIBOR + 500 bps), 5/29/26	389,800
	630,797	YRC Worldwide, Inc., Tranche B-1 Term Loan, 10.756% (LIBOR + 850 bps), 7/26/22	625,593
		Total Transportation	$1,368,698
		Utilities - 0.5%
	416,396	APLP Holdings, Ltd. Partnership, Term Loan, 4.984% (LIBOR + 275 bps), 4/13/23	$417,437
	274,227	Eastern Power LLC (Eastern Covert Midco LLC) (aka TPF II LC LLC), Term Loan, 5.984% (LIBOR + 375 bps), 10/2/23	275,534
		Total Utilities	$692,971
		TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
		(Cost $40,412,769)	$39,428,025
	Shares		Value
		RIGHT/WARRANT - 0.0% of Net Assets
		Oil, Gas & Consumable Fuels - 0.0%
	1,981^(a)(n)	Midstates Petroleum Co., Inc.	$–
		Total Oil, Gas & Consumable Fuels	$–
		TOTAL RIGHT/WARRANT
		(Cost $1)	$–
Number of Contracts	Description	Counterparty		Notional		Strike Price	Expiration Date	Value
	OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED - 0.0%
18,332^(o)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	18,332	MXN	–(p)	10/23/22	$–
18,332^(q)	Desarrolladora Homex SAB de CV	Brown Brothers Harriman & Co.	MXN	18,332	MXN	–(p)	10/23/22	–
								$–
	TOTAL OVER THE COUNTER (OTC) CALL OPTIONS PURCHASED
	(Premiums paid $-)							$–
	OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED - 0.1%
2,035,000	Put EUR Call USD	Bank of America NA	EUR	30,498	EUR	1.15	9/23/19	$76,155
1,765,000	Put EUR Call USD	Bank of America NA	EUR	18,738	EUR	1.15	4/29/20	17,797
								$93,952
	TOTAL OVER THE COUNTER (OTC) CURRENCY PUT OPTIONS PURCHASED
	(Premiums paid $49,236)							$93,952
	TOTAL OPTIONS PURCHASED
	(Premiums paid $49,236)							$93,952
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 144.1%
	(Cost $193,183,349)(r)							$194,902,371
	OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN - (0.0)%†
(2,035,000)	Call EUR Put USD	Bank of America NA	EUR	30,498	EUR	1.27	9/23/19	$–
(1,765,000)	Put USD Call EUR	Bank of America NA	EUR	18,738	EUR	1.27	4/29/20	(6,493)
								$(6,493)
	TOTAL OVER THE COUNTER (OTC) CURRENCY CALL OPTIONS WRITTEN
	(Premiums received $(49,236))							$(6,493)
	OTHER ASSETS AND LIABILITIES - (44.1)%							$(59,627,642)
	NET ASSETS - 100.0%							$135,268,236

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
EURIBOR	Euro Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2019, the value of these securities amounted to $105,827,680, or 78.2% of net assets.

†	Amount rounds to less than 0.1%.
*
Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2019.

+	Security that used significant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than supplied by independent pricing services).
(a)	Non-income producing security.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread is shown at July 31, 2019.
(d)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2019.
(e)	Security is priced as a unit.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at July 31, 2019.
(h)	Security is in default.
(i)	Securities are restricted as to resale.
(j)	Issued as participation notes.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Issued as preference shares.
(m)	This term loan will settle after July 31, 2019, at which time the interest rate will be determined.
(n)	Midstates Petroleum Co., Inc. is exercisable into 1,981 shares.
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 Billion.
(p)	Strike price is 1 Mexican Peso (MXN).
(q)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 Billion.
(r)	Distributions of investments by country of issue, as a percentage of long-term holdings based on country of domicile, is as follows:

United States	53.5%
Bermuda	15.5
Canada	5.6
Luxembourg	3.0
Netherlands	2.6
Cayman Islands	2.4
Mexico	2.1
Argentina	2.1
United Kingdom	1.8
Brazil	1.3
France	1.3
Other (individually less than 1%)	8.8
100.0%

FORWARD FOREIGN CURRENCY CONTRACTS

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
IDR	4,193,245,000	USD	(296,311)	State Street Bank & Trust Co.	10/25/19	$ 8
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$ 8

SWAP CONTRACTS

OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION
Notional Amount ($)(1)	Counterparty	Obligation Reference/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
80,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	$ (9,000)	$ 5,294	$ (3,706)
45,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(5,512)	3,427	(2,085)
75,000	Goldman Sachs International	Chesapeake Energy Corp.	Receive	5.00%	6/20/22	(9,188)	5,713	(3,475)
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS - SELL PROTECTION						$ (23,700)	$ 14,434	$ (9,266)
TOTAL SWAP CONTRACTS						$ (23,700)	$ 14,434	$ (9,266)

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Pays quarterly

Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.

ARS	-	Argentine Peso
EGP	-	Egyptian Pound
EUR	-	Euro
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso

Various inputs are used in determining the value of the Trust’s investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Trust’s investments:

	Level 1	Level 2	Level 3		Total
Common Stocks
Health Care Technology	$–	$–	$699		$699
Oil, Gas & Consumable Fuels	–	–	69,296		69,296
Specialty Retail	–	–	87,543		87,543
All Other Common Stock	391	–	–		391
Convertible Preferred Stock	1,091,429	–	–		1,091,429
Preferred Stocks
Chemicals	–	–	4,552		4,552
Diversified Financial Services	–	520,000	–		520,000
Internet	–	56,519	–		56,519
All Other Preferred Stock	1,072,193	–	–		1,072,193
Asset Backed Securities	–	691,242	–		691,242
Collateralized Mortgage Obligations	–	3,629,743	–		3,629,743
Commercial Mortgage-Backed Securities	–	1,189,887	–		1,189,887
Convertible Corporate Bond	–	1,914,250	–		1,914,250
Corporate Bonds	–	105,989,502	–		105,989,502
Foreign Government Bonds	–	6,612,102	–		6,612,102
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - Europe	–	–	553,000		553,000
Collateralized Reinsurance
Multiperil - Massachusetts	–	–	427,446		427,446
Multiperil - U.S.	–	–	769,271		769,271
Multiperil - U.S. Regional	–	–	844,003		844,003
Multiperil - Worldwide	–	–	3,262,023		3,262,023
Windstorm - Florida	–	–	497,175		497,175
Windstorm - North Carolina	–	–	247,958		247,958
Windstorm - U.S. Regional	–	–	359,543		359,543
Reinsurance Sidecars
Multiperil - U.S.	–	–	1,839,670		1,839,670
Multiperil - U.S. Regional	–	–	62,500		62,500
Multiperil - Worldwide	–	–	11,257,419		11,257,419
All Other Insurance-Linked Securities	–	12,331,038	–		12,331,038
Senior Secured Floating Rate Loan Interests
Insurance	–	2,033,015	216,061		2,249,076
All Other Senior Secured Floating Rate Loan Interests	–	37,178,949	–		37,178,949
Right/Warrant	–	–	–	*	– *
Over The Counter (OTC) Call Option Purchased	–	–	–	*	– *
Over The Counter (OTC) Currency Put Option Purchased	–	93,952	–		93,952
Total Investments in Securities	$2,164,013	$172,240,199	$20,498,159		$194,902,371
Other Financial Instruments
Over The Counter (OTC) Currency Call Option Written	$–	$(6,493)	$–		$(6,493)
Net unrealized appreciation on forward foreign currency contracts	–	8	–		8
Swap contracts, at value	–	(9,266)	–		(9,266)
Total Other Financial Instruments	$–	$(15,751)	$–		$(15,751)

* Security valued at $0.

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

	Balance as of 4/30/19		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases	Sales	Accrued discounts/ premiums	Transfers in to Level 3 categories*	Transfers out of Level 3 categories*	Balance as of 7/31/19
Common Stocks
Health Care Technology	$699		$--	$--	$--	$--	$--	$--	$--	$699
Oil, Gas & Consumable Fuels	57,169		--	52,301	--	(40,174)	--	--	--	69,296
Specialty Retail	87,543		--	19,284	--	(19,284)	--	--	--	87,543
Preferred Stocks
Diversified Chemicals	45,523		--	(40,971)	--	--	--	--	--	4,552
Corporate Bonds
Diversified Financials	7,825,000		--	--	--	--	--	--	(7,825,000)	--
Insurance-Linked Securities
Catastrophe Linked Bonds
Multiperil - Europe	--		--	(7,208)	--	--	--	560,208	--	553,000
Collateralized Reinsurance
Multiperil - Massachusetts	417,585		--	9,861	--	--	--	--	--	427,446
Multiperil – U.S.	--		--	16,806	522,201	--	--	230,264	--	769,271
Multiperil – U.S. Regional	247,500		--	9,618	586,885	--	--	--	--	844,003
Multiperil – Worldwide	3,131,593		--	80,396	1,103,976	(817,235)	(6,443)	--	(230,264)	3,262,023
Windstorm - Florida	497,175		--	--	--	--	--	--	--	497,175
Windstorm - North Carolina	--		--	3,453	244,505	--	--	--	--	247,958
Windstorm – U.S. Regional	279,725		--	(4,960)	472,011	(387,233)	--	--	--	359,543
Industry Loss Warranties
Multiperil – U.S.	38,851		12	(4,696)	--	(34,167)	--	--	--	--
Reinsurance Sidecars
All Natural Peril - Worldwide	1,510,592		--	--	--	--	--	--	(1,510,592)	--
Multiperil – U.S.	1,843,707		--	(4,037)	--	--	--	--	--	1,839,670
Multiperil – U.S. Regional	66,875		--	(4,375)	--	--	--	--	--	62,500
Multiperil – Worldwide	10,091,539		--	70,480	1,534,290	(1,949,482)	--	1,510,592	--	11,257,419
Senior Secured Floating Rate Loan Interests
Health Care Technology	230,918		--	6,227	--	(22,857)	1,773	--	--	216,061
Right/ Warrant	--	**	--	--	--	--	--	--	--	--	**
Total	$26,371,994		$12	$202,179	$4,463,868	$(3,270,432)	$(4,670)	$2,301,064	$(9,565,856)	$20,498,159

*    Transfers are calculated on the beginning of period values. During the three months ended July 31, 2019, securities with an aggregate market value of $560,208 transferred from Level 2 to Level 3 due to the use of unobservable inputs. A security valued at 7,825,000 transferred from Level 3 to Level 2 due to the use of observable inputs. There were no transfers between Levels 1, 2 and 3.

**   Security valued at $0.

Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2019: $321,152.

The following table presents additional information about valuation techniques and inputs used for investments categorized as Level 3 at July 31, 2019. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value 7/31/19		Valuation Technique	Unobservable Input	Value/ Range
Common Stocks	$157,538		Market Comparables	EBITDA Multiples(1)	4.5x-4.6x
Preferred Stocks	$4,552		Market Comparables	EBITDA Multiples(1)	7x
Right/ Warrant	$--	*	Market Comparables	EBITDA Multiples(1)	5.5x-6.5x
Senior Secured Floating Rate Loan Interests	$216,061		Market Comparables	Yield Comparables(2)	4.6x

* Includes securities that are valued $0.
(1) An increase in this unobservable input would result in a higher fair value measurement, while a decrease would result in a lower fair value measurement.
(2) An increase in this unobservable input would result in a lower fair value measurement, while a decrease would result in a higher fair value measurement.